Net Trading Gains and Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	¥ 534,100		¥ 333,315		¥ 206,016
Foreign exchange gains (losses)-net	20,514	[1]	98,054	[1]	55,998	[1]
Net trading gains (losses)	554,614		431,369		262,014
Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	219,385	[2]	261,568	[2]	250,027	[2]
Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	(91,300)		(146,258)		(105,504)
Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	(59,462)	[2]	(7,150)	[2]	11,223	[2]
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	(174)	[3]	(2,184)	[3]	(7,012)	[3]
Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	(2,378)		283		1,943
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	¥ 468,029		¥ 227,056		¥ 55,339

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities that are elected for fair value treatment under ASC 825.
[2]	Net gain (loss) excluded from assessment of effectiveness for fair value hedges is included in the above table.
[3]	Amounts do not include the net loss of ¥8,207 million, ¥3,391 million and ¥6,703 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2011, 2012 and 2013, respectively. The net loss is recorded in Other noninterest expenses.